3. SALE OF FOREIGN SUBSIDIARY (Details 3) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SaleOfForeignSubsidiaryLineItems [Line Items]
Net cash provided by (used) by operating activities			R$ 2,208,105	R$ 571,851	R$ 275,918
Net cash provided by (used) by investing activities			(98,459)	(1,049,224)	(2,305,168)
Net cash provided by (used) by financing activities			(3,257,186)	(993,755)	(883,012)
Increase (decrease) in cash and cash equivalents for the period			(1,163,568)	(1,459,590)	(2,989,890)
Cash and cash equivalents at the beginning of the year	R$ 3,411,572	R$ 4,871,162	3,411,572	4,871,162	7,861,052
Cash and cash equivalents at the end of the year			2,248,004	3,411,572	4,871,162
LLC
SaleOfForeignSubsidiaryLineItems [Line Items]
Net cash provided by (used) by operating activities	149,691	(69,216)
Net cash provided by (used) by investing activities	(6,269)	(2,492)
Net cash provided by (used) by financing activities	(176,592)	(1,860)
Increase (decrease) in cash and cash equivalents for the period	(33,170)	(73,568)
Cash and cash equivalents at the beginning of the year	33,930	112,428	R$ 33,930	112,428
Cash and cash equivalents at the end of the year	760,000	R$ 38,860		R$ 33,930	R$ 112,428
Net cash received from the sale of the asset	1,525,590
Cash and cash equivalents transferred on the sale of the assets	(760)
Working capital received	145,529
Net cash provided by the sale of assets	R$ 1,670,359